Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Financial Liabilities
Summary of warrants and other financial liabilities

in € thousand	June 30, 2023	December 31, 2022
Other non-current financial liabilities	19	21
Other current financial liabilities	1,004	4
Total	1,023	25